Accounts and audit exemptions (Tables)	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Summary of of individual financial statements of the company
The Pearson plc subsidiary companies listed below are exempt from the requirements of the Companies Act 2006 relating to the audit of individual financial statements by virtue of section 479A.

Company number

Aldwych Finance Limited	04720439

Longman Group (Overseas Holdings) Limited	00690236

Pearson Australia Finance Unlimited	05578463

Pearson Dollar Finance Limited	05111013

Pearson Dollar Finance Two Limited	06507766

Pearson Education Holdings Limited	00210859

Pearson Education Investments Limited	08444933

Pearson Education Limited	00872828

Pearson International Finance Limited	02496206

Pearson Loan Finance No. 3 Limited	05052661

Pearson Loan Finance Unlimited	05144467

Pearson Management Services Limited	00096263

Pearson Overseas Holdings Limited	00145205

Pearson Professional Assessments Limited	04904325

Pearson Services Limited	01341060

Pearson Shared Services Limited	04623186

Pearson Strand Finance Limited	11091691

PVNT Limited	08038068

TQ Global Limited	07802458